Land Use Right - Schedule of Amortization Expense (Details) - Land Use Right [Member]	Dec. 31, 2025 USD ($)
Schedule of Amortization Expense [Line Items]
2026	$ 8,044
2027	8,044
2028	8,044
2029	8,044
2030	8,044
Thereafter	299,635
Total amortization expense	$ 339,855